                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/08

Check here if Amendment [_]; Amendment Number:
                                              ------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TA Associates, Inc.
Address: 200 Clarendon St 56th Floor
         Boston, MA 02116

Form 13F File Number: 28-06148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas P. Alber
Title: Chief Financial Officer
Phone: 617.574.6735

Signature, Place, and Date of Signing:


/s/ Thomas P. Alber          Boston, MA    02/13/09
------------------------   -------------   --------
[Signature]                [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number    Name
---------------------   ------------------------
28-
   ------------------   ------------------------

[Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:   56,368,885
Form 13F Information Table Value Total:  $   558,780
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number    Name
----   ---------------------   ----------------------
       28-
----      ------------------   ----------------------

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                                    Form 13F

Page 1 of 1

             Name of Reporting Manager: TA Associates, Inc. 12/31/08

                                                                                                                   (SEC USE ONLY)
                                                                              Item 6:
                                                                            Investment
                                                                            Discretion
                                                                       --------------------
                                                                              (b)
                                                                            Shared-
                                                                               As            Item 7:
                           Item 2:                            Item 5:       Defined         Managers           Item 8:
                            Title    Item 3:      Item 4:    Shares of         in     (c)     See      Voting Authority (Shares)
          Item 1:             of      CUSIP     Fair Market  Principal (a)  Instr.  Shared-  Instr.  ----------------------------
       Name of Issuer       Class     Number       Value      Amount   Sole    V     Other     V     (a) Sole (b) Shared (c) None
-------------------------- ------- ----------- ------------ ---------- ---- ------- ------- -------- -------- ---------- --------
Cardtronics Inc.           Common  14161H 10 8 $ 15,814,479 12,259,286   X                               X
Lumber Liquidators Inc.    Common  55003Q 10 3 $ 34,464,503  3,263,684   X                               X
MetroPCS Communications
Inc.                       Common  591708 10 2 $445,422,275 29,994,766   X                               X
Monotype Imaging Holdings
Inc.                       Common  61022P 10 0 $ 62,295,944 10,740,680   X                               X
Tempur-Pedic International
Inc.                       Common  88023U 10 1 $    783,225    110,469   X                               X
   COLUMN TOTALS                                558,780,426 56,368,885